THE ADVISORS’ INNER CIRCLE FUND

Cornerstone Advisors Core Plus Bond Fund and

Cornerstone Advisors Global Public Equity Fund (the “Funds”)

Supplement dated April 1, 2019

to the Funds’ Prospectus and Statement of Additional Information (the “SAI”), dated March 1, 2019

This supplement provides new and additional information
beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective immediately, Paul Pedalino will no longer serve as a portfolio manager for the Funds. All references to Mr. Pedalino contained in the Funds’ Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE